Personnel expenses (Details Textual) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Disclosure Of Personnel Expenses [Abstract]
Increase in provision for gratuity and remeasurement of leave encashment	₨ 24